Statement of Changes in Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid- In Capital	Retained Earnings
Balance at May. 15, 2012	$ 1,000		$ 1,000
Balance (in shares) at May. 15, 2012		100
Increase (Decrease) in Stockholders' Equity
Redemption of common stock	(1,000)		(1,000)
Redemption of common stock (in shares)		(100)
Proceeds from public offering of common stock	160,000,000	80,000	159,920,000
Proceeds from public offering of common stock (in shares)		8,000,000
Offering costs	(1,200,000)		(1,200,000)
Proceeds from private placement of common stock	42,611,000	23,000	42,588,000
Proceeds from private placement of common stock (in shares)		2,277,830
Warrants	2,946,000		2,946,000
Grants of restricted stock (in shares)		66,114
Vesting of restricted stock	54,000		54,000
Net income	4,261,000			4,261,000
Balance at Jun. 30, 2012	$ 208,672,000	$ 103,000	$ 204,308,000	$ 4,261,000
Balance (in shares) at Jun. 30, 2012	10,343,944	10,343,944